Debt - Narrative (Details) - USD ($)					12 Months Ended
	Mar. 30, 2022	Mar. 16, 2022	Mar. 14, 2022	May 29, 2020	Dec. 31, 2020	Dec. 31, 2021
Private Placement
Short-term Debt [Line Items]
Proceeds from private placement and forward purchase contract			$ 55,900,000	$ 76.0	$ 75,963,000
Sprott Credit Agreement
Short-term Debt [Line Items]
Stated interest rate				7.00%		8.50%
Sprott Credit Agreement | Line of Credit
Short-term Debt [Line Items]
Extended maturity period	2 years
Principal prepayment	$ 10,000,000.0
Cap, in aggregate, of principal repaid	$ 13,900,000
Long term debt, percentage of prepay principal	10.00%
Prepayment proceeds from sale of assets (up to)	$ 23,900,000
Debt instrument, unrestricted cash	15,000,000.0
Payment of deferred additional interest	500,000
Principal prepaid	$ 13,900,000	$ 10,000,000.0
Fee paid-in-kind		$ 3,300,000
The 1.25 Lien Notes | Secured Debt
Short-term Debt [Line Items]
Stated interest rate			10.00%